NEOS ETF Trust
FIS Knights of Columbus Global Belief ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 94.8%
Aerospace & Defense — 1.0%
BAE Systems plc	15,200	$194,052

Automobile Components — 0.7%
Magna International, Inc.^	2,444	143,575

Automobiles — 1.7%
Mercedes-Benz Group AG^	3,036	222,553
Tesla, Inc.*	421	108,652
		331,205
Banks — 6.5%
Bank of Montreal^	2,314	199,032
BNP Paribas S.A.^	2,820	182,754
CaixaBank S.A.^	48,000	194,530
Citizens Financial Group, Inc.	4,984	140,200
KB Financial Group, Inc. - ADR^	4,272	172,461
United Overseas Bank Ltd.^	10,235	215,537
Wells Fargo & Co.	5,052	208,597
		1,313,111
Biotechnology — 3.4%
BeiGene Ltd.*^	5,100	82,727
Genmab A/S*^	440	169,158
Gilead Sciences, Inc.	2,440	186,611
Horizon Therapeutics plc - ADR*^	2,184	246,224
		684,720
Broadline Retail — 2.5%
Alibaba Group Holding Ltd.*^	9,200	105,824
MercadoLibre, Inc.*	167	229,184
PDD Holdings, Inc. - ADR*^	1,630	161,321
		496,329
Capital Markets — 1.7%
Franklin Resources, Inc.	5,874	157,071
Macquarie Group Ltd.^	1,540	177,065
		334,136
Chemicals — 2.4%
Chemours Co. (The)	3,295	112,096
Nutrien Ltd.^	1,961	124,056
Shin-Etsu Chemical Co., Ltd.^	7,700	246,415
		482,567
Construction & Engineering — 3.6%
AECOM	2,201	193,138
Quanta Services, Inc.	1,201	252,054
Stantec, Inc.^	4,183	279,062
		724,254
Consumer Finance — 1.1%
American Express Co.	1,355	214,076

Consumer Staples Distribution & Retail — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	2,194	147,854
Target Corp.	1,019	128,954
		276,808
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.^	152,500	176,294

Electric Utilities — 1.5%
Entergy Corp.	1,205	114,776
Exelon Corp.	4,450	178,534
		293,310
Electrical Equipment — 0.9%
Fuji Electric Co., Ltd.^	4,005	189,129

Electronic Equipment, Instruments & Components — 0.9%
Keyence Corp.^	430	178,752

Entertainment — 1.4%
Netflix, Inc.*	665	288,397

Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B*	1,157	416,751
Visa, Inc., Class A	1,335	327,983
		744,734
Food Products — 3.5%
Campbell Soup Co.	3,070	128,019
Darling Ingredients, Inc.*	2,710	167,370
General Mills, Inc.	2,035	137,688
Nestle S.A.^	2,193	264,178
		697,255
Ground Transportation — 0.9%
CSX Corp.	6,201	187,270

Health Care Equipment & Supplies — 3.2%
Hoya Corp.^	1,604	177,990
ICU Medical, Inc.*	767	111,238
Medtronic plc- ADR^	2,000	163,000
Sonova Holding AG^	731	193,416
		645,644
Health Care Providers & Services — 1.8%
Cencora, Inc.	1,244	218,919
Quest Diagnostics, Inc.	1,152	151,488
		370,407
Hotels, Restaurants & Leisure — 1.9%
Darden Restaurants, Inc.	1,246	193,765
MGM Resorts International	4,020	176,800
		370,565
Industrial Conglomerates — 0.9%
Siemens AG^	1,250	188,417

Insurance — 1.6%
Hartford Financial Services Group, Inc. (The)	2,473	177,611
MAPFRE S.A.^	67,000	141,874
		319,485
Interactive Media & Services — 5.9%
Alphabet, Inc. Class A*	4,318	587,982
Baidu, Inc.*^	9,167	162,958
Meta Platforms, Inc., Class A*	1,048	310,093
Tencent Holdings Ltd.^	3,150	130,551
		1,191,584
IT Services — 2.2%
Accenture plc, Class A - ADR^	890	288,155
Infosys Ltd. - SP-ADR^	9,237	160,447
		448,602
Machinery — 1.5%
Caterpillar, Inc.	1,068	300,247

Metals & Mining — 0.9%
BHP Group Ltd.^	5,874	170,623

Multi-Utilities — 1.1%
Veolia Environnement S.A.^	7,064	221,268

Oil, Gas & Consumable Fuels — 4.9%
Canadian Natural Resources Ltd.^	3,486	225,246
Cheniere Energy, Inc.	1,082	176,582
ConocoPhillips	1,933	230,085
Equinor ASA^	5,418	167,168
Woodside Energy Group Ltd.^	7,671	183,920
		983,001
Paper & Forest Products — 0.9%
Suzano S.A. - SP-ADR^	17,500	177,100

Personal Care Products — 1.3%
Unilever plc^	5,032	257,731

Pharmaceuticals — 2.4%
Ipsen S.A.^	1,780	231,445
Zoetis, Inc.	1,351	257,379
		488,824
Real Estate Investment Trust — 0.7%
VICI Properties, Inc.	4,814	148,464

Real Estate Management & Development — 0.8%
CK Asset Holdings Ltd.^	28,678	158,352

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding N.V.^	380	250,719
Broadcom, Inc.	238	219,648
NVIDIA Corp.	688	339,562
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR^	3,204	299,798
		1,109,727
Software — 6.8%
Microsoft Corp.	2,880	943,949
SAP SE^	1,560	218,112
ServiceNow, Inc.*	356	209,623
		1,371,684
Specialty Retail — 1.2%
TJX Companies, Inc. (The)	2,600	240,448

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	5,458	1,025,394

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*	366	193,647
LVMH Moet Hennessy Louis Vuitton SE^	254	215,636
		409,283
Trading Companies & Distributors — 1.9%
Ferguson plc^	1,225	199,388
ITOCHU Corp.^	5,000	187,932
		387,320
Wireless Telecommunication Services — 0.6%
MTN Group Ltd.^	20,234	128,574

TOTAL COMMON STOCKS
(Cost $18,243,040)		19,062,718

SHORT-TERM INVESTMENTS — 5.0%
Money Market Fund
First American Treasury Obligations Fund, Class X, 5.261% (a)	996,759	996,759
TOTAL SHORT-TERM INVESTMENTS
(Cost $996,759)		996,759

TOTAL INVESTMENTS — 99.8%
(Cost $19,239,799)		20,059,477
OTHER ASSETS LESS LIABILITIES — 0.2%		47,879
NET ASSETS — 100.0%		$20,107,356

*	Non-income producing security.
^	Foreign security.
(a)	7-day net yield.
ADR - American Depositary Receipt
plc - Public Limited Company
SP-ADR - Sponsored American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of August 31, 2023 (Unaudited):

ALLOCATION BY COUNTRY

United States	55.8%
Japan	5.8%
Canada	4.8%
France	4.2%
Cayman Islands	4.0%
Ireland	3.5%
Germany	3.1%
Australia	2.6%
Switzerland	2.3%
United Kingdom	2.3%
Spain	1.7%
Taiwan, Province of China	1.5%
Netherlands	1.3%
Singapore	1.1%
Jersey	1.0%
Brazil	0.9%
South Korea	0.9%
Denmark	0.8%
Norway	0.8%
India	0.8%
South Africa	0.6%
Other(1)	0.2%
100.0%

(1) Includes cash and net other assets (liabilities).

NEOS ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
August 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

FIS Knights of Columbus Global Belief ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$19,062,718	$-	$-	$19,062,718
Money Market Fund	996,759	-	-	996,759
Total Investments	$20,059,477	$-	$-	$20,059,477

* See Schedule of Investments for segregation by industry.